Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impaired or pledged intangible assets	$ 0	$ 0
Impairment of intangible asset due to vocational education			$ 8,067,388
Impairment to intangible assets	0	0
Additions to intangible assets
Disposals to intangible assets	0	0
Amortization expenses	$ 35,032	$ 3,327,665